Schedule of Company Nonvested Series A and B of Common Stock (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning			34,526
Weighted Average Grant Date Fair Value Beginning			$ 14.36
Number of Shares Granted			101,930	28,623
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(260,000)
Number of Shares Ending				34,526
Weighted Average Grant Date Fair Value Ending				$ 14.36
Series A and B Common Stock [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Ending		4,500,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Beginning		$ 5.43	$ 1.40	$ 8.18
Number of Shares Granted			330,554	48,340
Weighted Average Grant Date Fair Value Granted			$ 5.77	$ 12.60
Number of Shares Vested			(104,698)	(20,277)
Weighted Average Grant Date Fair Value Vested			$ 6.72	$ 53.80
Number of Shares Cancelled/Forfeited			(153,711)	(1,750)
Weighted Average Grant Date Fair Value Cancelled/Forfeited			$ 5.53	$ 40.00
Number of Shares Ending	114,336		114,336	42,191	15,878
Weighted Average Grant Date Fair Value Ending	$ 5.43		$ 5.43	$ 1.40	$ 8.18
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 324,134		$ 324,134
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 5 months 26 days	1 year 3 months 7 days
Restricted Stock [Member] | Series A and B Common Stock [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning
Weighted Average Grant Date Fair Value Beginning
Number of Shares Granted		4,500,000
Weighted Average Grant Date Fair Value Granted		$ 2.03
Number of Shares Vested
Weighted Average Grant Date Fair Value Vested
Number of Shares Cancelled/Forfeited
Weighted Average Grant Date Fair Value Cancelled/Forfeited
Number of Shares Ending		4,500,000
Weighted Average Grant Date Fair Value Ending		$ 2.03
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 8,373,750
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 8 months 1 day